Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Staples Portfolio
September 30, 2025
VCSP-NPRT3-1125
1.856924.118
Common Stocks - 99.4%
	Shares	Value ($)
UNITED KINGDOM - 5.0%
Consumer Staples - 5.0%
Beverages - 1.8%
Diageo PLC	155,800	3,727,934
Food Products - 0.6%
Nomad Foods Ltd	85,841	1,128,809
Tobacco - 2.6%
British American Tobacco PLC ADR	100,600	5,339,848
TOTAL UNITED KINGDOM		10,196,591
UNITED STATES - 94.4%
Consumer Staples - 94.4%
Beverages - 31.5%
Boston Beer Co Inc/The Class A (a)(b)	24,850	5,253,787
Brown-Forman Corp Class B (a)	20,800	563,264
Coca-Cola Co/The	419,638	27,830,392
Constellation Brands Inc Class A	43,416	5,846,833
Keurig Dr Pepper Inc	690,073	17,603,762
Monster Beverage Corp (b)	43,478	2,926,504
PepsiCo Inc	26,002	3,651,721
Primo Brands Corp Class A	34,200	755,820
		64,432,083
Consumer Staples Distribution & Retail - 24.2%
Albertsons Cos Inc Class A	301,800	5,284,518
BJ's Wholesale Club Holdings Inc (a)(b)	22,600	2,107,450
Costco Wholesale Corp	13,000	12,033,190
Dollar Tree Inc (b)	7,000	660,590
Grocery Outlet Holding Corp (a)(b)	58,200	934,110
Kroger Co/The	33,800	2,278,458
Target Corp	76,413	6,854,246
US Foods Holding Corp (b)	30,600	2,344,572
Walmart Inc	164,527	16,956,153
		49,453,287
Food Products - 14.8%
Bunge Global SA	108,207	8,791,819
Darling Ingredients Inc (b)	32,200	994,014
Freshpet Inc (b)	49,000	2,700,390
JM Smucker Co	28,000	3,040,800
Lamb Weston Holdings Inc	59,652	3,464,588
Mondelez International Inc	100,561	6,282,046
TreeHouse Foods Inc (b)	242,916	4,909,332
		30,182,989
Household Products - 16.7%
Energizer Holdings Inc (a)	330,487	8,225,821
Procter & Gamble Co/The	152,875	23,489,244
Reynolds Consumer Products Inc	96,700	2,366,249
		34,081,314
Personal Care Products - 4.4%
BellRing Brands Inc (b)	9,900	359,865
Edgewell Personal Care Co	12,600	256,536
Estee Lauder Cos Inc/The Class A	33,845	2,982,421
Herbalife Ltd (a)(b)	26,700	225,348
Kenvue Inc	314,386	5,102,485
		8,926,655
Tobacco - 2.8%
JUUL Labs Inc Class A (b)(c)(d)	746,394	1,216,622
Philip Morris International Inc	29,143	4,726,995
		5,943,617
TOTAL UNITED STATES		193,019,945
TOTAL COMMON STOCKS (Cost $172,218,355)		203,216,536

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	1,260,845	1,261,097
Fidelity Securities Lending Cash Central Fund (e)(f)	4.19	8,124,336	8,125,149
TOTAL MONEY MARKET FUNDS (Cost $9,386,246)			9,386,246

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $181,604,601)	212,602,782
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(8,123,874)
NET ASSETS - 100.0%	204,478,908

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,216,622 or 0.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,920,474.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/2024	757,568

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	19,861,805	18,600,703	14,682	(5)	-	1,261,097	1,260,845	0.0%
Fidelity Securities Lending Cash Central Fund	1,952,345	83,220,147	77,047,343	2,842	-	-	8,125,149	8,124,336	0.0%
Total	1,952,345	103,081,952	95,648,046	17,524	(5)	-	9,386,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.